Expense Example {- Fidelity® Capital Appreciation Fund} - 10.31 Fidelity Capital Appreciation Fund Retail PRO-08 - Fidelity® Capital Appreciation Fund - Fidelity Capital Appreciation Fund-Retail Class	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 86
3 years	268
5 years	466
10 years	$ 1,037